UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Address of Principal Executive Offices)  (Zip Code)

Mr. James Llewellyn

WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  404-437-7420

Date of fiscal year end:

September 30

Date of reporting period:

March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

WORLDCOMMODITY℠ FUND

WCOMX

SEMI-ANNUAL REPORT

For the six months ended:

March 31, 2009

www.worldcommodityfunds.com

800-595-4922   ●  404-437-7420

WorldCommoditySM Fund

March 31, 2009 (Unaudited)

Top Holdings* (% of Net Assets)
Intercontinental Exchange Inc.		11.46
Mosaic Company		10.77
Minara Resources Inc.		7.10
Ultra Oil & Gas Proshares		6.61
Terra Industries Inc.		5.77
CF Industries Holdings, Inc.		5.47
ABN AMRO Bank, NV		5.38
Rogers International Commodity
Index® - Agriculture Excess Return
(RICIA) Linked Securities
Franco-Nevada Corp. Warrants (3/2012)		4.21
Potash Corp. of Saskatchewan		4.15
Swedish Export Credit Corp Elements		3.62
Rogers International Commodity Index® -
Agriculture Total ReturnSM Linked Securities
Mesco Inc.		3.50
Burlington Northern Sante Fe Corp.		3.09
Franco-Nevada Corp.		2.21
		73.34%
Country Holdings* (% of Net Assets)
United States	43.57
Canada	12.55
Australia	7.10
United Kingdom	5.38
Sweden	3.62
Japan	3.50
New Zealand	1.05
	70.22%
Commodity Sectors (% of Net Assets)
Agriculture	38.45
Metals	17.02
Multi-Sector &Misc.	14.74
Energy	6.61
Cash	23.18
	100.00%

*Excludes cash and cash equivalents

**Includes money market funds

The chart above covers the period from inception of the Fund (October 27, 2006) to the end of the most recent period (March 31, 2009).

Note: The following notes pertain to the chart above as well as the performance table included below.  Performance information in this report represents past performance and is not a guarantee of future results.  The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost.  Current performance may be higher or lower than performance quoted within.  Any questions you have, including obtaining the latest month-end performance, can be answered by calling the Fund at 1-800-595-4922.

The S&P 500® Total Return Index is an unmanaged index comprised of 500 stocks selected for market capitalization, liquidity, and industry group representation. The RICI® TR is an unmanaged, total return index representing 36 exchange-traded commodities. The S&P 500® and RICI® TR are used for comparative purposes. The WorldCommodity Fund™ is not designed to track the S&P 500® or the RICI® TR indexes and its performance will differ from these benchmarks.

Below is a comparison of the WorldCommoditySM Fund’s performance with that of two unmanaged, total return indexes, (both with dividends reinvested), that of the Standard & Poor’s 500® Total Return Index and the Rogers International Commodity Index® Total Return from the inception of the Fund through March 31, 2009.

	Six Months	One Year	Since Inception
	Ended	Ended	10/27/2006
	3/31/2009*	3/31/09**	to 3/31/2009**

WorldCommoditySM Fund	(20.75)%	(28.87)%	(16.17)%

Rogers International Commodity Index® Total Return	(40.55)%	(48.63)%	(12.23)%

S&P 500® Total Return Index	(30.54)%	(38.09)%	(18.33)%

*Returns are cumulative, not annualized

**Returns are annualized

Note: The S&P 500® Total Return Index is an unmanaged index comprised of 500 stocks selected for market capitalization, liquidity, and industry group representation. The RICI® TR is an unmanaged, total return index representing 36 exchange-traded commodities. The S&P 500® and RICI® TR are used for comparative purposes. The WorldCommodity Fund™ is not designed to track the S&P 500® or the RICI® TR indexes and its performance will differ from these benchmarks.

Management Discussion & Analysis

For the Six Months Ended March 31, 2009

WorldCommodity Fund

May 31, 2009

To the Shareholders and Directors of the WorldCommodity Fund:

In managing the Fund, our strategy is to look globally among all equity markets for companies, countries, and currencies that will benefit from the continued rise of global commodity prices, as measured best by the Rogers International Commodity Index®.

As shown in the preceding table, 38% of the Fund’s portfolio is invested in securities which we believe will perform well with rising agricultural prices.  While all three sub-sectors fell in value, the best performing commodity sector for the six-month period ending March 31, 2009 (as measured by the Rogers Commodity Indices) was indeed the agriculture sector:

Rogers International Commodity Index® Agriculture Total Return

RICI®-A™

(22.01)%

Rogers International Commodity Index® Metals Total Return

RICI®-M™

(22.95)%

Rogers International Commodity Index® Energy Total Return

RICI®-E™

(59.31)%

What factors influenced performance?

In our November 2008 letter to shareholders, we introduced a new portfolio company, gold mining and energy royalty company- Franco-Nevada Corp of Canada.  Gold, the physical commodity and gold mining-related securities were among the few assets with a positive return in the two quarters ended in March.  For all investors, equity, bond, commodity and real estate, these two quarters were among the worst experienced in decades.  We were not satisfied with the Fund’s performance in the six months ending March 31, 2009, which was negative 20.75%.  However, the WorldCommodity Fund (WCOMX) outperformed the Rogers Commodity Indices (including all three sub-indices as shown above), and the S&P 500.  Moreover, in the one year period ending March 31st, 2009, the WorldCommodity Fund outperformed the Rogers Commodity Indices, the S&P 500 and was also the best-performing mutual fund in the Natural Resources category as compiled by mutual fund data provider Morningstar (www.morningstar.com).

Management Discussion & Analysis (Continued)

For the Six Months Ended March 31, 2009

The WorldCommodity Fund has managed to significantly outperform all of our peers as well as the unmanaged commodity indices in both the six-month and one-year periods (the Rogers International Energy Total Return Index was down 59.31% the previous six months).  Some of this outperformance can be attributed to the following:

•

Large cash levels (we began October 1st, 2008 with 40% cash)

•

Low exposure to energy (we began October 1st 2008 with 0% energy exposure)

•

High agriculture sector exposure relative to energy, metals (far higher than the RICI®, and other resource funds)

•

Reduced foreign currency exposure in the second half of 2008

Liquidation Event

While we are not satisfied with a negative return, we do believe that for investors the period October 1, 2008-March 31, 2009 was in every way extra-ordinary.  For the commodity and natural resources-focused investor this period, in our view, was a liquidation event unrelated to long-term fundamentals in the marketplace.  In fact, we believe global commodity prices as measured by the Rogers International Commodity Index® made a multi-year bottom between December 4, 2008 and February 18, 2008 where it closed at 2,221.  The RICI® last closed at the 2,220 level in December 2003!  Six years of steady price gains were erased in six months.  The Fund is being managed with an expectation that we will not see commodity prices repeat the lows of last December and this February for many years.  Global inventories and supplies of the 36 commodities tracked by the RICI® have not exploded.  Instead, demand has slowed temporarily.  Inventory-to-use ratios (a common measure of supply and demand) for all commodities remain at record lows.  Prices for physical commodities and the equities of many natural resource companies were depressed due to forced selling in the financial community, which in large part has passed.  Going forward, we expect to see lower levels of cash held in the portfolio, reversing one our main sources of out performance in the previous 12 months.  While our goal is absolute performance and not relative performance to a peer group, it is important to note that in one of the worst periods for all asset classes in 80 years your Fund was among the best performing among all mutual funds including our peers in the natural resource sector.

Management Discussion & Analysis (Continued)

For the Six Months Ended March 31, 2009

Fertilizer

We took advantage of the turmoil in equity markets in the 4th quarter by significantly increasing our investment in the fertilizer industry.  In previous letters, I discussed our investment in CF Industries, Inc., and expressed great regret at not increasing the Fund’s concentration in fertilizer in 2006.  At the Fund’s inception in 2006, we had identified this sector as one of the best ways for a passive investor to participate in higher agriculture commodity prices.  The industry as a group is concentrated in a few companies featuring high returns on capital, extremely low debt, growing revenue and earnings, few competitors, and tight global supplies for their product…then we failed to concentrate in the sector.  The market recognized these traits eventually as seen in the market capitalization for CF Industries, beginning near $1bn growing to over $8bn.  We were very excited to see these companies valuations come back in the November 2008, and invested in several fertilizer companies with the total exposure to the sector over 20% of the Fund’s assets.

Metals and Mining – Minara Resources Ltd.

In addition to fertilizer companies, your fund’s portfolio has been aggressively adding metal/mining companies to the portfolio.  Prices for physical lead, zinc and nickel peaked in early 2007 and have been falling steadily for two years.  Consequently, companies producing these base metals have been under far more stress for a longer period of time than oil and natural gas producers.  For years, we have been hoping to add significantly to the Fund’s exposure in base metals.  Today, we are excited to introduce the Fund’s largest investment in the base metals mining sector, Minara Resources Ltd.  Australian-based Minara operates one of the ten largest nickel deposits in the world.  It is controlled by one of the largest commodity investors in the world, Switzerland-based Glencore International, AG.  We accumulated Minara throughout the period, and also participated in a rights offering in October 2008.  Rather unique in the mining industry, Minara is debt-free and extremely well managed (they do not hedge for commodity or currency).  With higher nickel prices, Minara should outperform.  Without higher nickel prices Minara’s long mine life, cash position and lack of debt will allow them to increase their competitive position in the coming years.

Management Discussion & Analysis (Continued)

For the Six Months Ended March 31, 2009

New NASDAQ Symbol- WCOMX

Many of you may have noticed that your fund has a new NASDAQ ticker symbol.  Beginning January 1, 2009, the WorldCommodity Fund now trades under the symbol WCOMX.  Daily net asset values are computed at market close and distributed daily at 5:00 pm via the NASDAQ system which includes all of the major online media and financial websites.  Please add us to your favorite quote pages on Google Finance, Yahoo Finance, etc.  For those investors who hold Fund shares in a brokerage account at Scottrade or ETRADE Securities the new symbol will allow you to see daily pricing on your account holdings page.  For some technical reasons, while the Fund’s inception date is in October 2006, you will only be able to see pricing and graphs with data from January 2009 using the WCOMX symbol on most websites (except morningstar.com, lipperweb.com and bloomberg.com which provide complete chart timelines).  Why so long?  The NASDAQ has minimum listing requirements for all mutual funds of either two years in business or $10mn in assets under management.  We celebrated our 2nd birthday in October and immediately applied for the WCOMX symbol.  For you the shareholder, this ticker symbol will make it easier to track daily NAV changes in the Fund and to compare WCOMX’s performance with the other 9,000 mutual funds available to U.S. investors at fund ranking sites like Morningstar, Lipperweb, Bloomberg, BusinessWeek, Kiplinger and many more.

During the six months beginning October 1st and ending March 31st, the Fund acquired the following securities that were not owned at September 30, 2008 and which are listed as portfolio investments at March 31, 2009:

•

Intercontinental Exchange Inc.

Commodity Exchange

•

Mosaic Company

Fertilizer

•

Minara Resources Inc.

Mining-Nickel

•

Ultra Oil & Gas Proshares

Oil & Gas

•

Terra Industries Inc.

Fertilizer

•

Potash Corp of Saskatchewan

Fertilizer

•

Burlington Northern Sante Fe

Railroad

Management Discussion & Analysis (Continued)

For the Six Months Ended March 31, 2009

Also, during the six months ended March 31, 2009, the Fund disposed of positions listed at September 30, 2008 and for which no shares were held on March 31, 2009 as follows:

•

Maryborough Sugar Factory Ltd.

•

Namoi Cotton Cooperative Ltd.

•

Goldcorp Inc.

•

UAL Corp.

•

Barclays Bank, PLC

iPath Dow Jones-AIG Coffee Total Return Sub- Index ETN, Medium-Term Notes, Series A, 06/24/2038

•

Deutsche Bank, AG

Powershares DB Agriculture Double Long ETNs,

•

Swedish Export Credit Corp. ELEMENTSSM

Rogers International Commodity Index® -Metals Total ReturnSM Linked Securities

•

Warrants in Hong Kong and China:

Air China Ltd. (12/12/2008) and (2/26/2009)

Beijing Capital International Airport (1/23/09)

Chaoda Modern Agriculture Holdings (3/06/09)

Cathay Pacific Airways, Ltd., (12/19/2008)

China Southern Airlines, (2/27/2009)

Sinofert Holdings Ltd. (2/27/2009) & (3/16/2009)

Fund shareholders should keep in mind that the above discussion applies to the Fund's portfolio as of March 31, 2009 and may not reflect changes occurring subsequent to the end of the period.

Sincerely,

Jim Llewellyn

Portfolio Manager

Expense Illustration (Unaudited)

March 31, 2009

Expense Example

As a shareholder of the WorldCommodity Fund, you incur two types of costs: (1) transaction costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees, and wire transfer fees; and (2) ongoing costs, such as the management and administration fees paid to the adviser of the Fund.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	Oct 1, 2008	March 31, 2009	Oct.1, 2008 to March 31, 2009

Actual	$1,000.00	$792.48	$7.19
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.90	$8.10

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

WorldCommodity Fund

Schedule of Investments

March 31, 2009 (Unaudited)

			Market	% Net
Shares		Country	Value	Assets

COMMON STOCKS

Agricultural - Grain Wholesale
1,000	Viterra Inc *	Canada	$ 6,956	1.79%

Agricultural Chemicals - Fertilizer
300	CF Industries Holdings, Inc.	USA	21,339
1,000	Mosaic Co.	USA	41,980
200	Potash Corp. of Saskatchewan, Inc.	Canada	16,162
800	Terra Industries, Inc.	USA	22,472
			101,953	26.16%
Agricultural Production
3	JG Boswell Co.	USA	1,305
7,086	PGG Wrightson Ltd.	New Zealand	4,088
			5,393	1.38%
Engineering & Construction - Metals
3,000	Mesco, Inc.*	Japan	13,639	3.50%

Mining & Exploration - Nickel
100,000	Minara Resources, Inc.	Australia	27,670	7.10%

Mining & Exploration - Precious Metals
400	Franco-Nevada Corp.	Canada	8,626	2.21%

Poultry Processing
300	Cagles, Inc. Class A *	USA	525	0.13%

Commodity Exchanges & Services
600	Intercontinental Exchange, Inc.*	USA	44,682	11.46%

Transportation - Air
119	Groupe Aeroplan, Inc.	Canada	739	0.19%

Transportation - Railroads
200	Burlington Northern Santa Fe Corp.	USA	12,030	3.09%

TOTAL COMMON STOCKS (Cost $206,023)			222,213	57.01%

CORPORATE BONDS & NOTES
Par Value / Units
25,000	ABN AMRO Bank, N.V. *:	UK	20,975
	Rogers International Commodity Index® -
	Agriculture Excess Return (RICIA) Linked Securities,
	Medium-Term Notes, Series A, 06/29/09

WorldCommodity Fund

Schedule of Investments (Continued)

March 31, 2009 (Unaudited)

			Market	% Net
Shares		Country	Value	Assets

CORPORATE BONDS & NOTES (Continued)
2,000	Swedish Export Credit Corp.- ELEMENTS (SM)*	Sweden	14,100
	Rogers International Commodity Index® -
	Agriculture Total Return (sm) Linked Securities
	Medium-Term Notes, 10/24/2022

TOTAL CORPORATE BONDS & NOTES (Cost $38,135)			35,075	9.00%

WARRANTS
3,600	Franco-Nevada Corp. (03/13/2012)*	Canada	16,400

TOTAL WARRANTS (Cost $16,399)			16,400	4.21%

EXCHANGE TRADED FUNDS
1,200	Proshares Ultra Oil & Gas	USA	25,752

TOTAL EXCHANGE TRADED FUNDS (Cost $25,554)			25,752	6.60%

SHORT TERM INVESTMENTS
89,855	Huntington Treasury Market IV 0.02% ** (Cost $89,855)		89,855	23.05%

TOTAL INVESTMENTS (Cost $375,966)			389,295	99.87%

ASSETS IN EXCESS OF OTHER LIABILITIES			488	0.13%

NET ASSETS			$ 389,783	100.00%

* Non-income producing securities during the period.
** The coupon rate shown represents the yield at March 31, 2009.
The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets
Investments in Securities, at Value (Cost $375,966)	$ 389,295
Receivables:
Dividends and Interest	1,016
Total Assets	390,311
Liabilities
Accrued Management Fees	297
Other Expenses	231
Total Liabilities	528
Net Assets	$ 389,783

Net Assets consist of
Paid In Capital	$ 717,099
Accumulated Undistributed Net Loss	(1,512)
Accumulated Undistributed Realized Loss on Investments	(339,133)
and foreign currency transactions
Unrealized Appreciation in Value of Investments	13,329
NET ASSETS	$ 389,783

Shares Outstanding
(100,000 shares authorized with a $0.0001 par value)	59,704

Net Asset Value, Offering and Redemption Price Per Share	$ 6.53

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Operations

March 31, 2009 (Unaudited)

Investment Income
Dividends (net of foreign tax withheld of $271)	$ 1,426
Interest	87
Total Investment Income	1,513

Expenses
Advisory Fees (Note 3)	1,702
Administrative Fees	1,323
Total Expenses	3,025

Net Investment Income	(1,512)

Realized and Unrealized Loss on Investments
Realized Loss on Investments including Foreign Currency Transactions	(133,094)
Net Change in Unrealized Appreciation on Investments	55,499
Net Realized and Unrealized Loss on Investments and
Foreign Currency Transactions	(77,595)
Net Decrease in Net Assets Resulting from Operations	$ (79,107)

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Changes in Net Assets

March 31, 2009 (Unaudited)

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2009	Sept. 30, 2008
CHANGE IN NET ASSETS
From Operations
Net Investment Income (Loss)	$ (1,512)	$ 309
Net Realized Loss on Investments, Written Options
and Foreign Currency Transactions	(133,094)	(188,503)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	55,499	(108,983)
Net Decrease in Net Assets Resulting from Operations	(79,107)	(297,177)

From Distributions to Shareholders
Net Investment Income	-	(8,632)

From Capital Share Transactions
Proceeds from Sale of Shares	77,215	505,307
Shares Issued on Reinvestment of Dividends	-	8,632
Cost of Shares Redeemed	(31,202)	(652,081)
Net Increase from Shareholder Activity	46,013	(138,142)

NET ASSETS
Net Decrease in Net Assets	(33,094)	(443,951)
Net Assets at Beginning of Period	422,877	866,828
Net Assets at End of Period (Including Undistributed
Net Investment Income (Loss) of ($1,512)
and $0, respectively)	$ 389,783	$ 422,877

SHARE TRANSACTIONS
Shares Sold	13,257	47,123
Shares Issued on Reinvestment of Dividends	-	835
Shares Redeemed	(4,852)	(67,514)
Net Increase (Decrease) in Shares	8,405	(19,556)
Outstanding at Beginning of Period	51,299	70,855
Outstanding at End of Period	59,704	51,299

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Financial Highlights

March 31, 2009 (Unaudited)

	(Unaudited)
	For the Six	For the	For the
	Months Ended	Year Ended	Period* Ended
	Mar. 31, 2009	Sept. 30, 2008	Sept. 30, 2007

Selected data for a share outstanding throughout each period.

NET ASSET VALUE, AT BEGINNING OF PERIOD	$ 8.24	$ 12.23	$ 10.17

Income / (Loss) From Investment Operations:
Net Investment Income (Loss) **	(0.03)	(0.00)***	0.06
Net Gain (Loss) on Securities and
Foreign Currency (Realized and Unrealized)	(1.68)	(3.86)	2.02
Total from Investment Operations	(1.71)	(3.86)	2.08

Distributions:
Net Investment (Loss)	(0.00)	(0.13)	(0.02)

NET ASSET VALUE, AT END OF PERIOD	$ 6.53	$ 8.24	$ 12.23

TOTAL RETURN	(20.75)%	(31.80)%	20.51% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 390	$ 423	$ 867
Ratio of Expenses to Average Net Assets	1.61%	1.60%	1.62% (a)
Ratio of Net Investment Income to Average Net Assets	(0.80)%	(0.05)%	0.54% (a)
Portfolio Turnover	98%	273%	125%

* October 27, 2006 commencement of operations
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Rounds to less than 0.005 per share

(a) Annualized
(b) Not annualized, assumes reinvestment of dividends
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2009 (Unaudited)

1.  ORGANIZATION

WorldCommodity Funds, Inc. (the "Company") was incorporated in Maryland on August 9, 2005 as a non-diversified, open-end management investment company.  The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 100,000,000 shares of common stock at $.0001 par value.  The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series.  WorldCommodity Fund (the "Fund"), a non-diversified fund, is the sole series of the Company.  The Fund's investment objective is to seek capital appreciation by investing in equity securities issued by commodity-related companies and commodity–linked note securities. The Fund's registration statement became effective with the SEC and the Fund commenced operations on October 27, 2006.

2.  SIGNIFICANT ACCOUNTING POLICIES

Valuation

The Fund’s securities are valued each day at the last quoted sales price on the securities principal exchange.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser, in accordance with procedures approved by the Board of Directors.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  In computing NAV of the Fund, the Adviser values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the values of a Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value utilizing procedures under the direction of the Board of Directors.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Investment Income

The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.  Interest income and estimated expenses are accrued daily.  Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date.

Written Option Accounting

The Fund may write (sell) put and call options.  When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.  By writing an option, the Fund may become obligated during the term of the option to deliver (with respect to a call option) or purchase (with respect to a put option) the securities underlying the option at the exercise price if the option is exercised.  When an option expires on its stipulated expiration date, the Fund realizes a gain.  When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  If a call option written by the Fund is exercised, the proceeds of the sale of the underlying security will be increased by the premium originally received and the Fund will realize a gain or loss on the sale of the security.  If a put option written by the Fund is exercised, the Fund’s basis in the underlying security will be reduced by the premium originally received.

Purchased Option Accounting

Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset.  When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

Dividends and Distributions to Shareholders

Dividends and distributions, if any, will be declared and distributed at least annually.  However, the Directors may decide to declare dividends and distributions at other intervals.  Dividends and distributions to shareholders from net investment income are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.  These differences may be permanent or temporary.  Permanent book and tax differences may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses).  Permanent book and tax differences may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses).  These reclassifications have no impact on net assets or the results of operations.  Temporary differences are not reclassified, as they may reverse in subsequent periods.  Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

Expenses

Expenses for the Fund are accrued on a daily basis and are based on prior day net assets.

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

Federal Income Taxes

For federal income tax purposes, the Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income or excise taxes.

FASB Interpretation 48

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for the Uncertainty of Income Taxes".  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.  Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Management has evaluated the application of FIN 48 and its impact on the Fund’s financial statements and has determined that there is no impact on the financial statements of the Fund.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of Maryland.  As of September 30, 2008, open Federal and Maryland tax years include the tax years ended September 30, 2007 through 2008.  The Fund has no examination in progress.  The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from these estimates.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

McConnell Asset Management, LLC (the "Adviser") doing business as, WorldCommodity Asset Management acts as investment adviser for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  The Adviser is a Georgia limited liability company and is registered with the Securities and Exchange Commission as an investment adviser.  Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Fund in accordance’s with the Fund’s investment policies and restrictions.  The Adviser furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Company in the investments of the Fund.  For its investment advisory services to the Fund, the Fund pays to the Adviser, as of the last day of each month, an annualized fee equal to 0.90% of average net assets of the Fund, such fee to be computed daily based upon daily average net assets of the Fund.  For the six months ended March 31, 2009 the Adviser earned fees of $1,702.

The Fund has also entered into an Operating Services Agreement (the "Services Agreement") with the Adviser.  Under the terms of the Services Agreement, the Adviser arranges to provide, day-to-day operational services to the Fund including, but not limited to; accounting, administrative, legal, dividend disbursing and transfer agent, registrar, and custodial.  The Adviser may, employ third parties to assist it in performing the various services required of the Fund and is responsible for compensating such parties.  For the Adviser’s services to the Fund, the Fund pays to the Adviser, as of the last day of each month, an annualized fee equal to 0.70% of average net assets of the Fund, such fee to be computed daily based upon daily average net assets of the Fund.  For the six months ended March 31, 2009 the Adviser earned fees of $1,323.

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

Distribution Agreement

The Fund currently distributes its own shares.  Shares of the Fund are offered to the public on a continuous basis, but the Fund reserves the right to discontinue offering its shares at any time.

The Fund's Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), the Plan has not been implemented, and the Fund has no present intention of implementing the Plan.  The maximum amount that the Fund would pay under the Plan on an annualized basis would be 0.25% of the average daily net assets, payable to service providers providing personal service and/or maintaining accounts relating to the distribution of the Fund's shares.  To date, the Fund has not collected any fees related to Rule 12b-1 of the 1940 Act.

Custodian

Huntington National Bank is custodian of the Fund's investments.  The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.  Huntington National Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to stockholders. The Advisor pays all custody fees for the Fund.

Transfer Agent

Mutual Shareholder Services, LLC (“MSS”) acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Advisor.  Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Advisor shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

Administration

MSS also performs certain administrative tasks as administrator for the Fund pursuant to a written agreement with the Company and Advisor.  MSS supervises all aspects of the operations of the Fund except those reserved by the Fund's investment Advisor under its’ service agreements with the Company.  MSS is responsible for calculating the Fund's net asset value, preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940, preparing financial statements contained in reports to stockholders of the Fund, preparing the Fund's federal and state tax returns, preparing reports and filings with the Securities and Exchange Commission, preparing filings with state Blue Sky authorities and maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Advisor shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

4.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments for the six months ended March 31, 2009 were as follows:

Purchases………………………$435,176

Sales……………………… ……$290,560

There were no purchases or sales of U.S. Government Securities.

5.  FEDERAL INCOME TAXES

For U.S. federal income tax purposes, the cost of investments and gross unrealized appreciation and depreciation of investments at March 31, 2009 were as follows:

Cost of investments	$375,966
Gross unrealized appreciation	44,368
Gross unrealized depreciation	(31,039)
Net unrealized appreciation / (depreciation)	13,329
Undistributed ordinary income	(1,512)
Total distributable earnings	(11,817)

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

The difference between undistributed ordinary income and distributions in excess of net investment income in the Statement of Assets and Liabilities is due to differing book tax treatments of spin offs from foreign corporations, imputed income on the Fund's investment in a commodity-linked note and differing book tax treatment of short term capital gains.  The difference between the net unrealized appreciation / (depreciation) on a tax basis and the net unrealized depreciation in the Statement of Assets and Liabilities is due to offsetting adjustments for the ordinary income adjustments described herein.

There were no distributions paid during the six months ended March 31, 2009.

6.  RISKS AND UNCERTAINTIES

Non-Diversification Risk

The Fund is classified as non-diversified.  This means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.  Because the Fund invests its assets in fewer securities; the Fund is subject to greater risk of loss if any of those securities become permanently impaired.  Additionally, the net asset value of a non-diversified fund generally is more volatile and a shareholder may have a greater risk of loss if he or she redeems during a period of high volatility.  Lack of broad diversification also may cause the Fund to be more susceptible to economic, political or regulatory events than a diversified fund.

Sector Focus Risk

The Fund’s investments in commodity-related companies can be significantly effected by events relating to those sectors.  The prices of agriculture, metals, and energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply, international political events relating to commodity producing countries, the success of new projects, and tax and other governmental regulatory policies.  As a result, the securities owned by the Fund may react similarly to and move in unison with one another.  Because the Fund may focus its investments in the agriculture, metals, or energy sectors, it is subject to the risks affecting that sector and the Fund’s share price may be more volatile than a fund that invests in a wide variety of market sectors.

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

Foreign Securities

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, and restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that an adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

Credit Risk of Debt Securities

A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default.  The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

Commodity-Linked Notes Securities

The Fund will invest indirectly in commodities through instruments that invest in or are a derivative of commodities, such as commodity-linked notes.  In a typical commodity-linked note, sometimes referred to as a commodity-linked structured note, the principal and/or coupon payments are linked to the value of an individual commodity, or the performance of commodity indices.  Therefore, these securities are "commodity-linked”.  Also, at maturity, the Fund may receive more or less principal than it originally invested.  The commodity-linked notes in which the fund invests, may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.

NOTE 7.  NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2009 the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required regarding inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  As of March 31, 2009 management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however,

Notes to Financial Statements (Continued)

March 31, 2009 (Unaudited)

additional footnote disclosures may be required about the use of derivative instruments and hedge items.

NOTE 8.  INDEMNIFICATIONS

Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Additional Information (Unaudited)

The following table contains information concerning each officer of the Company and each Director of the Company who is an “interested person” of the Company, as defined in the 1940 Act.  Mr. Llewellyn is an interested person as defined in the 1940 Act by virtue of his employment with the Adviser.

INTERESTED DIRECTORS AND OFFICERS

Name, Address and Age	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

James Llewellyn 6075 Roswell Road, Suite 450, Atlanta, GA 30328 Year of Birth: 1969	Director, President and Treasurer	Mr. Llewellyn has served as a director of the Fund since the Fund’s inception in 2006.	Managing Member, McConnell Asset Mgmt, LLC, April 2004; Private Client Consultant, E*TRADE Securities, LLC, 2000 Financial Consultant, Merrill Lynch Futures, Inc., 1998	One	None

Additional Information (Unaudited)

The following table contains information regarding each director who is not an “interested person” of the Company, as defined in the 1940 Act.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Christopher Witte 6075 Roswell Road, Suite 450, Atlanta, GA 30328 Year of Birth: 1969	Independent Director	Mr. Witte has served as a director of the Fund since the Fund’s inception in 2006.	Sr. Project Manager IT Operations, Cingular Wireless Inc/AT&T, 2002; Mgr. IT Operations, Cypress Restaurants of Georgia, Inc., 2001	One	None

Terry L. Cornett 6075 Roswell Road, Suite 450 Atlanta, GA 30328 Year of Birth: 1944	Independent Director	Mr. Cornett has served as a director of the Fund since the Fund’s inception in 2006.	Private real estate investments, Cornett Consulting, Inc., 2001; Account manager, The Procter and Gamble Co. 1970-1994	One	None

**

Each Director serves for an indefinite term.

Additional Information (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request.  The Fund annually discloses its complete proxy voting record on Form N-PX.  The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th will be available without charge by calling 1-800-595-4922, by writing to WorldCommodity Funds, Inc. c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, or visiting the SEC's web site at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4922.

Board of Directors

Christopher Witte

Terry L. Cornett

James Llewellyn

WorldCommodity Funds, Inc.

6075 Roswell Road, Suite 450

Atlanta, Georgia 30328

Investment Adviser

McConnell Asset Management, LLC

d/b/a WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, Georgia 30328

404-437-7420   www.worldcommodityfunds.com

Custodian

Huntington National Bank, N.A.

41 South High Street

Columbus, Ohio 43215

Independent Registered Public Accounting Firm

Briggs Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, Pennsylvania 19102-1732

Transfer Agent, Fund Accountant, and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

This report is provided for the general information of the shareholders of the WorldCommoditySM Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus, which contains more information on fees, charges and other expenses and should be read carefully before investing or sending money.  Past performance is not a guarantee of future results.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.

Not applicable to open end investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END FUNDS.

Not applicable to open end investment companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS

Not applicable to open end investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)

Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item2 requirements through filing an exhibit.

Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, filed herewith.

EX-99.CERT. Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, filed herewith.

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: May 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: May 31, 2009